8% CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Debt Disclosure [Abstract]
Schedule of Derivative Liabilities at Fair Value
As of March 31, 2016, the remaining derivative liability balance was deemed to be immaterial to the accompanying unaudited interim consolidated financial statements.

Fair Value Measurements Using Significant Unobservable
Inputs
(Level 3)

Convertible Debt Derivative Liability
Beginning balance at September 30, 2015	$335,092

Conversion of notes	(142,964)

Adjustments to estimated fair value	(192,128)

Ending balance at March 31, 2016	$-

 As a result of a change in the estimated fair value of the derivative liability we recorded other expense of $67,395 and a gain on the conversion of the notes of $87,291 for the year ended September 30, 2015.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Convertible Debt Derivative Liability
Beginning balance at September 30, 2014	$-

Issuances	354,988

Conversion of Notes	(87,291)

Adjustments to estimated fair value	67,395

Ending balance at September 30, 2015	$335,092

Schedule of Assumptions Used
The derivative liability was valued as of September 30, 2015, October 29, 2015 (weighted average conversion date) and December 31, 2015 using Monte Carlo Simulations with the following assumptions:

	September 30,	October 29,	December 31,
	2015	2015	2015

Stated interest rate	8.0%	8.0%	8.0%
Exercise price per share	$0.20	$0.20	$0.20
Expected volatility	80.0%	85.0%	110.0%
Risk-free interest rate	0.07%	0.14%	0.16%
Credit adjusted discount rate	22.0%	22.0%	25.0%
Remaining expected term of underlying securities (years)	0.46	0.38	0.21

The derivative liability was valued as of March 15, 2015, September 20, and September 30, 2015 using Monte Carlo Simulations with the following assumptions:

	March 15, 2015	September 20, 2015	September 30, 2015
Stated interest rate	8.0%	8.0%	8.0%
Exercise price per share	$0.20	$0.20	$0.20
Expected volatility	90.0%	80.0%	80.0%
Risk-free interest rate	0.24%	0.09%	0.07%
Credit adjusted discount rate	20.0%	22.0%	22.0%
Remaining expected term of underlying securities (years)	1.00	.48	.46